CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued			250,000
Preferred Stock, Series A, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Series A, Shares Designated	250,000	250,000	250,000
Preferred Stock, Series A, Shares Issued	0	250,000	0
Preferred Stock, Series A, Shares Outstanding	0	250,000	0
Preferred Stock, Series B, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Series B, Shares Designated	2,500,000	2,500,000	2,500,000
Preferred Stock, Series B, Shares Issued	0	0	0
Preferred Stock, Series B, Shares Outstanding	0	0	0
Preferred Stock, Series C, Par Value	$ 0.001	$ 0.001
Preferred Stock, Series C, Shares Designated	750,000	750,000
Preferred Stock, Series C, Shares Issued	375,000	0
Preferred Stock, Series C, Shares Outstanding	375,000	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	250,000,000
Common Stock, Shares Issued	530,403,308	342,516,931	80,936,592
Common Stock, Shares Outstanding	530,403,308	342,516,931	80,936,592
Series D Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 1,000
Preferred Stock, Shares Designated And Authorized	1,300
Preferred Stock, Shares Issued	1,299.327
Preferred Stock, Shares Outstanding	1,299.327